Significant Accounting Policies (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) Segment
Significant Accounting Policies [Abstract]
Number of reportable segments | Segment	1
Other Current Assets [Member]
Significant Accounting Policies [Abstract]
EUAs due from charterers, current	$ 136
Due from Related Parties [Member]
Significant Accounting Policies [Abstract]
EUAs held by Seanergy Shipmanagement, current	386
Accrued Liabilities [Member]
Significant Accounting Policies [Abstract]
EUAs to be surrendered, current	660
Vessel Revenue, Net [Member]
Significant Accounting Policies [Abstract]
EUAs provided or to be collectable by charterers	660
Voyage Expenses [Member]
Significant Accounting Policies [Abstract]
EUAs obligations under the EU ETS	$ 660